RELATED PARTIES (Details Narrative) (USD $)	0 Months Ended			9 Months Ended
	Apr. 30, 2012	Mar. 30, 2012	Nov. 30, 2011	Sep. 30, 2012
Related Party Transactions [Abstract]
Short term promissory note	$ 18,000	$ 1,000	$ 6,000	$ 10,000
Note Payable - related party	25,000
Interest Rate	12.00%			8.00%
Default prinicipal amount	$ 3,000